Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Schedule of Leases

(in millions)	December 31, 2025	December 31, 2024
Amortization of right-of-use assets	$50	$72
Interest expense on lease liabilities	22	26
Total net lease cost	$72	$98
Weighted average remaining lease term	11.1 years	14.5 years
Weighted average discount rate	4.23%	4.36%

Schedule of Maturity of Lease Payments
The following table summarizes maturities of lease liabilities as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$90	$69	$110	$90
2-5 years	224	159	206	146
After 5 years	399	328	350	278
	$713	$556	$666	$514
Less: finance charges	(157)	—	(152)	—
Present value of minimum lease payments	$556	$556	$514	$514

Current		$69		$90
Non-current		487		424
Total		$556		$514
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2025	December 31, 2024
Cash flows used in operating activities:
Interest paid	$(22)	$(24)
Cash flows used in financing activities:
Payment of lease obligations	(103)	(62)

Schedule of Carrying Amounts of ROU Assets
The following table outlines the carrying amounts of ROU assets:

(in millions)	December 31, 2025	December 31, 2024
Land and improvements	$60	$63
Building and leasehold improvements and equipment	509	435
Total	$569	$498

Schedule of ROU Assets Relates to Building and Leasehold Improvements
The following table summarizes the movement of ROU assets which primarily relates to building and leasehold improvements during the years ended December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$498	$335
Additions	127	236
Disposals	(6)	(1)
Amortization	(50)	(72)
Ending balance	$569	$498